CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total	Total
Balance at beginning at Dec. 31, 2022	€ 4,440	€ 228,275	€ 5,645	€ 176	€ (118,212)	€ 120,324
Loss for the period					(43,212)	(43,212)	€ (43,212)
Other comprehensive income/(loss) for the period				(39)		(39)	(39)
Total comprehensive loss for the period				(39)	(43,212)	(43,251)	(43,251)
Equity-settled share-based payments
Granted during the period			2,611			2,611
Exercised during the period	2	60	(18)		18	62
Expired during the period			(577)		577
Transaction costs		(340)				(340)
Issuance of shares for cash	484	18,132				18,616
Total transactions with owners of the company recognized directly in equity	486	17,852	2,016		595	20,949
Balance at end at Dec. 31, 2023	4,926	246,127	7,661	137	(160,829)	98,022
Loss for the period					(59,236)	(59,236)	(59,236)
Other comprehensive income/(loss) for the period				777		777	777
Total comprehensive loss for the period				777	(59,236)	(58,459)	(58,459)
Equity-settled share-based payments
Granted during the period			3,969			3,969
Exercised during the period	13	426	(482)		482	439
Expired during the period			(1,848)		1,848
Transaction costs		(3,730)				(3,730)
Issuance of shares for cash	1,491	71,522				73,013
Total transactions with owners of the company recognized directly in equity	1,504	68,218	1,639		2,330	73,691
Balance at end at Dec. 31, 2024	6,430	314,345	9,300	914	(217,735)	113,254
Loss for the period					(90,085)	(90,085)	(90,085)
Other comprehensive income/(loss) for the period				210		210	210
Total comprehensive loss for the period				210	(90,085)	(89,875)	€ (89,875)
Equity-settled share-based payments
Granted during the period			4,886			4,886
Exercised during the period	20	72	(885)		885	92
Expired during the period			(906)		906
Transaction costs		(1,155)				(1,155)
Issuance of shares for cash	55	21,872				21,927
Total transactions with owners of the company recognized directly in equity	75	20,789	3,095		1,791	25,750
Balance at end at Dec. 31, 2025	€ 6,505	€ 335,134	€ 12,395	€ 1,124	€ (306,029)	€ 49,129